Income Taxes - Reconciliation of Income Tax (Benefit) Expense From Continuing Operations to Statutory Federal Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income tax reconciliations, amount
Income tax at statutory rate, amount	$ (15,972)	$ (16,665)	$ (15,027)
State income tax, net, amount	(3,655)	579	(1,456)
Nondeductible expenses, amount	1,123	708	(782)
Taxes on foreign affiliates, amount	558	2,213	1,798
Taxes on foreign operations, amount	478	(13,594)	(6,001)
Valuation allowance, amount	17,513	32,742	18,004
Tax benefit related to tax expenses recorded on discontinued operations and equity, amount		(1,225)
Changes in uncertain tax provisions, amount	(471)	(1,200)	(1,010)
Other, amount	1,846	(2,821)	529
Total	$ 1,420	$ 737	$ (3,945)
Income tax reconciliations, amount
Income tax at statutory rate, effective rate	35.00%	35.00%	35.00%
State income tax, net, effective rate	8.00%	(1.20%)	3.40%
Nondeductible expenses, effective rate	(2.50%)	(1.50%)	1.80%
Taxes on foreign affiliates, effective rate	(1.20%)	(4.60%)	(4.20%)
Taxes on foreign operations, effective rate	(1.00%)	28.60%	14.00%
Valuation allowance, effective rate	(38.40%)	(68.80%)	(41.90%)
Tax benefit related to tax expenses recorded on discontinued operations and equity, effective rate		2.60%
Changes in uncertain tax provisions, effective rate	1.00%	2.50%	2.40%
Other, effective rate	(4.00%)	5.90%	(1.30%)
Total, effective rate	(3.10%)	(1.50%)	9.20%